Divestitures - Additional Information (Detail) - Sony Electronics Huanan Co., Ltd [Member] ¥ in Millions, $ in Millions		12 Months Ended
	Apr. 01, 2017 USD ($)	Mar. 31, 2018 JPY (¥)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration for sale of subsidiaries	$ 234
Sales price of business	$ 95
Gain (loss) on sale of investments | ¥		¥ 28,262